Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Summary of Related party transactions

	Revenues from	Cost of
	Contracts/	revenue/	Trade accounts	Other financial
	Interest income	Interest expense	receivables	assets	Other liabilities
	1. Jan-31. Dec 2022	1. Jan-31. Dec 2022	31. Dec 2022	31. Dec 2022	31. Dec 2022
Transactions with	k EUR	k EUR	k EUR	k EUR	k EUR
associated companies and joint ventures	36,677	—	3,146	925	—
other related party companies	—	—	—	—	—

	Revenues from	Cost of
	Contracts/	revenue/	Trade
	Interest income	Interest expense	accounts	Other financial
	1. Jan-	1. Jan-	Receivables	assets	Other liabilities
	31. Dec 2021	31. Dec 2021	31. Dec 2021	31. Dec 2021	31. Dec 2021
Transactions with	k EUR	k EUR	k EUR	k EUR	k EUR
associated companies and joint ventures	28,868	146	2,643	153	—
other related party companies	—	—	—	—	—

	Revenues from	Cost of
	Contracts/	revenue/	Trade
	Interest income	Interest expense	accounts	Other financial
	1. Jan-	1. Jan-	receivables	assets	Other liabilities
	31. Dec 2020	31. Dec 2020	31. Dec 2020	31. Dec 2020	31. Dec 2020
Transactions with	k EUR	k EUR	k EUR	k EUR	k EUR
associated companies and joint ventures	35,450	497	2,984	6,435	5,635
other related party companies	32,961	—	6,492	—	—